Commitments and Contingencies	7 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies
Note 16. Commitments and Contingencies
Credit Agreement
— In November 2015, the Company amended and restated its existing credit facility (the “2019 Credit Facility”) to provide up to $650.0 million in revolving loans and letters of credit, subject to certain financial and other covenants. At various points during 2016 through 2019, the Company executed amendments to the credit agreement governing the 2019 Credit Facility which amended certain of the financial and other covenants. In November 2017 and as later amended, the Company entered into a new letter of credit facility (the “2019 LC Facility”) pursuant to the letter of credit reimbursement agreement that provided an additional $500.0 million in availability of standby letters of credit. In May 2019, the Company entered into an additional letter of credit reimbursement agreement that provided for an additional $200.0 million in availability of standby letters of credit.
As of December 31, 2019, $1.3 billion of
stand-by
letters of credit were outstanding under a combination of the 2019 Credit Facility and the 2019 LC Facility, the primary purpose of which was to guarantee payment under certain leases entered into by certain of the Company’s wholly owned subsidiaries and for general corporate purposes. These letters of credit were secured by restricted cash of $762.3 million at December 31, 2019. There were no borrowings outstanding under the 2019 Credit Facility as of December 31, 2019.
In conjunction with the availability of the 2020 LC Facility (described below), the 2019 Credit Facility and the 2019 LC Facility were terminated in February 2020 and $4.7 million of deferred financing costs were expensed and included in loss on extinguishment of debt on the condensed consolidated statements of operations for the year ended December 31, 2020. As of

September
 30, 2021 and December 31, 2020, $6.5 million and $143.7 million, respectively, in letters of credit remain outstanding under the 2019 LC Facility and 2019 Credit Facility that are secured by new letters of credit issued under the 2020 LC Facility.
The Company has also entered into various other letter of credit arrangements, the purpose of which is to guarantee payment under certain leases entered into by JapanCo and PacificCo. There was $8.2 million and $49.2 million of standby letters of credit outstanding under these other arrangements that are secured by $11.3 million and $53.6 million of restricted cash at

September
 30, 2021 and December 31, 2020, respectively.
2020 LC Facility and Company/SBG Reimbursement Agreement
— On December 27, 2019, WeWork Companies LLC entered into a credit agreement, dated as of December 27, 2019 (as amended by the First Amendment, dated as of
February 10, 2020
, and as further amended by the Second Amendment to the Credit Agreement and First Amendment to the Security Agreement, dated as of April 1, 2020, the “Company Credit Agreement”), among WeWork Companies LLC, as co-obligor,
the SoftBank Obligor, as
co-obligor,
Goldman Sachs International Bank, as administrative agent, and the issuing creditors and letter of credit participants party thereto. The Company Credit Agreement provides for a $1.8 billion senior secured letter of credit reimbursement facility, which was made available on February 10, 2020, for the support of WeWork Companies LLC’s or its subsidiaries’ obligations. The termination date of the 2020 LC Facility is February 10, 2023. As of
September
 30, 2021, $1.7 billion of standby letters of credit were outstanding under the 2020 LC Facility, of which $6.5 million has been utilized to secure letters of credit that remain outstanding under WeWork Companies LLC’s previous credit facility (the “2019 Credit Facility”) and letter of credit facility (the “2019 LC Facility”), which were terminated in 2020. As of
September
 30, 2021, there was $99.9 million in remaining letter of credit availability under the 2020 LC Facility.
The 2020 LC Facility is guaranteed by substantially all of the domestic wholly-owned subsidiaries of WeWork Companies LLC (collectively
,
the “Guarantors”) and is secured by substantially all the assets of WeWork Companies LLC and the Guarantors, in each case, subject to customary exceptions. The Company Credit Agreement and related documentation contain customary reimbursement provisions, representations, warranties, events of default and affirmative covenants (including with respect to cash management) for letter of credit facilities of this type. The negative covenants applicable to WeWork Companies LLC and its Restricted Subsidiaries (as defined in the Company Credit Agreement) are limited to restrictions on liens (subject to exceptions substantially consistent with the 7.875% Senior Notes due 2025), changes in line of business and disposition of all or substantially all of the assets of WeWork Companies LLC.
In connection with the 2020 LC Facility, WeWork Companies LLC also entered into a reimbursement agreement, dated February 10, 2020 (as amended by the First Amendment, dated as of April 1, 2020, the “Company/SBG Reimbursement Agreement”), with the SoftBank Obligor pursuant to which (i) the SoftBank Obligor agreed to pay substantially all of the fees and expenses payable in connection with the Company Credit Agreement, (ii) the Company agreed to reimburse SoftBank Obligor for certain of such fees and expenses

(including fronting fees up to an amount not to exceed 0.125% on the undrawn and unexpired amount of the letters of credit) as well as to pay the SoftBank Obligor a fee of 5.475%
on the amount of all outstanding letters of credit and (iii) the Guarantors agreed to guarantee the obligations of WeWork Companies LLC under the Company/SBG Reimbursement Agreement. During the three and nine months ended September 30, 2021, the Company recognized
$23.6 million and $62.1
million, respectively, in interest expense in connection with amounts payable to SBG pursuant to the Company/SBG Reimbursement Agreement. During the three and nine months ended September 30, 2020, the Company recognized
 $20.8 million and $50.1
million, respectively, in interest expense in connection with amounts payable to SBG pursuant to the Company/SBG Reimbursement Agreement.

As the Company is also obligated to issue shares to SBG in the future pursuant to the 2020 LC Facility Warrant, with such warrant valued at issuance at
 $284.4
million,

the

implied

interest

rate

for

the

Company

on

the

2020

LC

Facility

at

issuance,

assuming

the

full

commitment

is

drawn,

is

approximately

12.47%.
LC Debt Facility -
In May 2021, the Company entered into a loan agreement with a third party to raise up to
 $350.0 million of cash secured by one or more letters of credit issued pursuant to the LC Facility (the “LC Debt Facility”). The third party has the ability to issue a series of discount notes to investors of varying short term
(1-6
month) maturities and made a matching discount loan to the Company. The Company will pay the 5.475%

issuance fee on the letter of credit, the 0.125% fronting fee on the letter of credit and the interest on the discount note which will be set each note issuance. At maturity, the Company has the option, based on prevailing market conditions and liquidity needs, to roll the loan to a new maturity or pay off the loan at par. In September 2021, the Company repaid the initial LC Debt Facility and accrued interest totaling $350.0 million and entered into a new LC Debt Facility with a maturity in October 2021. As of September 30, 2021, the LC Debt Facility outstanding principal of $349.7 million and accrued interest of $0.1 million are located within other current liability and accounts payable and accrued expenses, respectively, on the condensed consolidated balance sheet.
As of September 30, 2021, the Company had capitalized a total of

$0.5
million in debt issuance costs, as the nonrefundable engagement fee, which will be amortized until February 10, 2023. Such costs were capitalized as deferred financing costs and included as a component of other assets, net of accumulated amortization, on the accompanying condensed consolidated balance sheet. During the three and nine months ended September 30, 2021, the Company recorded
 $0.1 million of interest expense relating to the amortization of these costs.
Construction Commitments
— In the ordinary course of its business, the Company enters into certain agreements to purchase construction and related contracting services related to the build-outs of the Company’s operating locations that are enforceable and legally binding, and that specify all significant terms and the approximate timing of the purchase transaction. The Company’s purchase orders are based on current needs and are fulfilled by the vendors as needed in accordance with the Company’s construction schedule. As of September 30, 2021 and December 31, 2020, the Company had issued approximately
$53.8 million and $108.2 million, respectively, in such outstanding construction commitments.
Legal Matters
— The Company has in the past been, is currently and expects to continue in the future to be a party to or involved in pre-litigation
disputes, individual actions, putative class actions or other collective actions, U.S. and foreign government regulatory inquiries and investigations and various other legal proceedings arising in the normal course of its business, including with members, employees, landlords and other commercial partners, securityholders, third-party license holders, competitors, government agencies and regulatory agencies, among others.
The Company reviews its litigation-related reserves regularly and, in accordance with GAAP, sets reserves where a loss is probable and estimable. The Company adjusts these reserves as appropriate; however, due to the unpredictable nature and timing of litigation, the ultimate loss associated with a given matter could significantly exceed the litigation reserve currently set by the Company. Given the information it has as of today,
m
anagement believes that none of these matters will have a material effect on the consolidated financial position, results of operations or cash flows of the Company.
As of September 30, 2021, the Company is also party to several litigation matters and regulatory matters not in the ordinary course of business. These matters are described below. Management intends to vigorously defend these cases and cooperate with regulators in these matters; however, there is a reasonable possibility that the Company could be unsuccessful in defending these claims and could incur losses. It is not currently possible to estimate a range of reasonably possible loss above the aggregated reserves.
Carter v. Neumann, et al. (Superior Court for the State of California, County of San Francisco, No.
CGC-19-580474,
filed January
 10, 2020, replacing Natalie Sojka as plaintiff in the putative class action Ms.
 Sojka filed on November
 4, 2019)
Won v. Neumann, et al. (Superior Court for the State of California, County of San Francisco, No.
CGC-19-581021,
filed November
 25, 2019)
Two separate purported class and derivative complaints have been filed by three Company shareholders (two in
Carter
and one in
Won
) against the Company, certain current and former directors, SBG, Adam Neumann and Masayoshi Son. Both complaints were filed in California state court and allege, among other things, that defendants breached fiduciary duties and/or aided and abetted breaches of fiduciary duties in connection with certain transactions. The complaints seek injunctive relief and damages. In both actions, the Company filed motions to compel arbitration and stay the actions, or to enforce the Company’s Delaware forum selection bylaw and dismiss or stay the actions. On August 31, 2020, the court granted the motions to compel arbitration (as to one of the plaintiffs in
Carter
and the plaintiff in
Won
) and the motion to enforce the forum selection bylaw (as to the second plaintiff in
Carter
). On October 30, 2020, the first
Carter
plaintiff and the
Won
plaintiff filed petitions for writs of mandate seeking to overturn the court’s orders compelling arbitration. On December 3, 2020, the California Court of Appeal denied those petitions. Also on October 30, 2020, the other plaintiff in
Carter
appealed the court’s decision enforcing the forum selection bylaw. That appeal remains pending. The Company is litigating the first
Carter
plaintiff’s and the
Won
plaintiff’s claims in private arbitrations.
Catalyst Investors III, L.P. v. The We Company et. al (Supreme Court of the State of New York, County of New York, Index No.
 654377/2020, filed September
 21, 2020)
Three former investors in Conductor, Inc. filed a complaint against the Company, its former Chief Executive Officer, Adam Neumann, and its former Chief Financial Officer, Arthur Minson, alleging that the defendants made or participated in making misrepresentations that induced the plaintiffs to agree to the Company’s acquisition of Conductor, Inc. in March 2018. The plaintiffs assert causes of action for common law fraud/fraudulent inducement, unjust enrichment, and negligent misrepresentation under New York law. The plaintiffs seek unspecified compensatory and punitive damages, as well as other relief. On December 4, 2020, the Company filed a motion to dismiss the complaint. In a May 26, 2021 order, the court granted the motion to dismiss as to the unjust enrichment and negligent misrepresentation claims and denied the motion to dismiss as to the fraud based claims.
Asset Retirement Obligations —
As of September 30, 2021 and December 31, 2020, the Company had asset retirement obligations of
$
224.5
 million and $
206.0
 million, respectively. The current portion of asset retirement obligations are included within other current liabilities and the non-current
portion are included within other liabilities on the accompanying condensed consolidated balance sheets.
Asset retirement obligations include the following activity during the nine
months ended
September
 30, 2021 and the year ended December 31, 2020:

	Nine Months Ended September 30,	Year Ended December 31,
(Amounts in thousands)	2021	2020

Balance at beginning of period	$205,965	$131,989
Liabilities incurred in the current period	9,458	8,842
Liabilities settled in the current period	(12,500)	(5,475)
Accretion of liability	12,624	9,888
Revisions in estimated cash flows	19,770	64,630
ChinaCo Deconsolidation (Note 5)	—	(8,883)
Effect of foreign currency exchange rate changes	(10,785)	4,974

Balance at end of period	224,532	205,965
Less: Current portion of asset retirement obligations	(113)	(113)

Total non-current portion of asset retirement obligations	$224,419	$205,852

Note 24. Commitments and Contingencies
Credit Agreement
— In November 2015, the Company amended and restated its existing credit facility (the “2019 Credit Facility”) to provide up to $650.0 million in revolving loans and letters of credit, subject to certain financial and other covenants. At various points during 2016 through 2019, the Company executed amendments to the credit agreement governing the 2019 Credit Facility which amended certain of the financial and other covenants. In November 2017 and as later amended, the Company entered into a new letter of credit facility (the “2019 LC Facility”) pursuant to the letter of credit reimbursement agreement, that provided an additional $500.0 million in availability of standby letters of credit. In May 2019, the Company entered into an additional letter of credit reimbursement agreement that provided for an additional $200.0 million in availability of standby letters of credit.
As of December 31, 2019, $1.3 billion of standby letters of credit were outstanding under a combination of the 2019 Credit Facility and the 2019 LC Facility, the primary purpose of which was to guarantee payment under certain leases entered into by certain of the Company’s wholly owned subsidiaries and for general corporate purposes. These letters of credit were secured by restricted cash of $762.3 million at December 31, 2019. There were no borrowings outstanding under the 2019 Credit Facility as of December 31, 2019.
In conjunction with the availability of the 2020 LC Facility (described below), the 2019 Credit Facility and the 2019 LC Facility were terminated in February 2020 and $4.7 million of deferred financing costs were expensed and included in loss on extinguishment of debt on the consolidated statements of operations during the year ended December 31, 2020. As of December 31, 2020, $143.7 million in letters of credit remain outstanding under the 2019 LC Facility and 2019 Credit Facility that are secured by new letters of credit issued under the 2020 LC Facility.
The Company has also entered into various other letter of credit arrangements, the purpose of which is to guarantee payment under certain leases entered into by ChinaCo, JapanCo and PacificCo. There was $49.2 million and $92.0 million of standby letters of credit outstanding under these other arrangements that are secured by $53.6 million and $94.0 million of restricted cash at December 31, 2020 and 2019, respectively. As a result of the ChinaCo Deconsolidation in October 2020, the standby letters of credit outstanding and restricted cash as of December 31, 2020 exclude amounts related to ChinaCo.
2020 LC Facility and Company/SBG Reimbursement Agreement
— On December 27, 2019, WeWork Companies LLC entered into a credit agreement dated as of December 27, 2019 (as amended by the First Amendment, dated as of February 10, 2020, and as further amended by the Second Amendment to the Credit Agreement and First Amendment to the Security Agreement, dated as of April 1, 2020, the “Company Credit Agreement”), among WeWork Companies LLC, as co-obligor, the SoftBank Obligor, as co-obligor, Goldman Sachs International Bank, as administrative agent, and the issuing creditors and letter of credit participants party thereto. The Company Credit Agreement provides for a $1.75 billion senior secured letter of credit facility (the “2020 LC Facility”), which was made available on February 10, 2020, for the support of WeWork Companies LLC’s or its subsidiaries’ obligations. The termination date of the 2020 LC Facility is February 10, 2023. As of December 30, 2020, $1.4 billion of standby letters of credit were outstanding under the 2020 LC Facility, of which $143.7 million has been utilized to secure letters of credit that remain outstanding under the Company’s previous credit facility (the “2019 Credit Facility”) and letter of credit facility (the “2019 LC Facility”), which were terminated in 2020. As of December 31, 2020 there was $368.4 million in remaining letter of credit availability under the 2020 LC Facility.
WeWork Companies LLC and the SoftBank Obligor are jointly and severally liable under the 2020 LC Facility, as co-obligors.
Except in certain limited circumstances, the
co-obligors
are not required to post cash collateral under the 2020 LC Facility, and as of December 31, 2020, only $2.2 million of restricted cash collateral requirements remain under the terminated 2019 Credit Facility and the 2019 LC Facility with certain exiting creditors, making available during the year ended December 31, 2020, approximately $0.8 billion in working capital that was previously restricted under the 2019 Credit Facility and the 2019 LC Facility as of December 31, 2019.
The 2020 LC Facility is guaranteed by substantially all of the domestic wholly-owned subsidiaries of WeWork Companies LLC (collectively the “Guarantors”) and is secured by substantially all the assets of WeWork Companies LLC and the Guarantors, in each case, subject to customary exceptions. The Company Credit Agreement and related documentation contain customary reimbursement provisions, representations, warranties, events of default and affirmative covenants (including with respect to cash management) for letter of credit facilities of this type. The negative covenants applicable to WeWork Companies LLC and its Restricted Subsidiaries (as defined in the Company Credit Agreement) are limited to restrictions on liens (subject to exceptions substantially consistent with the 7.875% Senior Notes due 2025), changes in line of business and disposition of all or substantially all of the assets of WeWork Companies LLC.
In connection with the 2020 LC Facility, WeWork Companies LLC also entered into a reimbursement agreement, dated as of February 10, 2020 (as amended by the First Amendment dated as of April 1, 2020, the “Company/SBG Reimbursement Agreement”), with the SoftBank Obligor and the Guarantors pursuant to which (i) the SoftBank Obligor agreed to pay substantially all of the fees and expenses payable in connection with the Company Credit Agreement, (ii) the Company agreed to reimburse the SoftBank Obligor for certain of such fees and expenses (including fronting fees up to an amount not to exceed 0.125% on the undrawn and unexpired amount of the letters of credit) as well as to pay the SoftBank Obligor a fee of 5.475% on the amount of all outstanding letters of credit and (iii) the Guarantors agreed to guarantee the obligations of WeWork Companies LLC under the Company/SBG Reimbursement Agreement. During the year ended December 31, 2020, the Company recognized $69.7 million in interest expense in connection with amounts payable to SBG pursuant to the Reimbursement Agreement.
As the Company is also obligated to issue shares to SBG in the future pursuant to the 2020 LC Facility Warrant, with such warrant valued at issuance at $284.4 million, the implied interest rate for the Company on the 2020 LC Facility at issuance, assuming the full commitment is drawn, is approximately 12.47%.
Construction Commitments
— In the ordinary course of its business, the Company enters into certain agreements to purchase construction and related contracting services related to the build-outs of the Company’s operating locations that are enforceable and legally binding, and that specify all significant terms and the approximate timing of the purchase transaction. The Company’s purchase orders are based on current needs and are fulfilled by the vendors as needed in accordance with the Company’s construction schedule. As of December 31, 2020 and 2019, the Company had issued approximately $108.2 million and $467.4 million, respectively, in such outstanding construction commitments.
Legal Matters
— The Company has in the past been, is currently and expects to continue in the future to be a party to or involved in pre-litigation
disputes, individual actions, putative class actions or other collective actions, U.S. and foreign government regulatory inquiries and investigations and various other legal proceedings arising in the normal course of its business, including with members, employees, landlords and other commercial partners, securityholders, third-party license holders, competitors, government agencies and regulatory agencies, among others.
The Company reviews its litigation-related reserves regularly and, in accordance with GAAP, sets reserves where a loss is probable and estimable. The Company adjusts these reserves as appropriate; however, due to the unpredictable nature and timing of litigation, the ultimate loss associated with a given matter could significantly exceed the litigation reserve currently set by the Company. Given the information it has as of today, Management believes that none of these matters will have a material effect on the consolidated financial position, results of operations or cash flows of the Company.
As of December 31, 2020, the Company is also party to several litigation matters and regulatory matters not in the normal ordinary course of business. These matters are described below. Management intends to vigorously defend these cases and cooperate with regulators in these matters; however, there is a reasonable possibility that the Company could be unsuccessful in defending these claims and could incur a loss. It is not currently possible to estimate a range of reasonably possible loss above the aggregated reserves.
Carter v. Neumann, et al. (Superior Court for the State of California, County of San Francisco, No.
CGC-19-580474,
filed January
 10, 2020, replacing Natalie Sojka as plaintiff in the putative class action Ms.
 Sojka filed on November
 4, 2019)
Won v. Neumann, et al. (Superior Court for the State of California, County of San Francisco, No.
CGC-19-581021,
filed November
 25, 2019)
Two separate purported class and derivative complaints have been filed by three Company shareholders (two in
Carter
and one in
Won
) against the Company, certain current and former directors, SBG, Adam Neumann and Masayoshi Son. Both complaints were filed in California state court and allege, among other things, that defendants breached fiduciary duties and/or aided and abetted breaches of fiduciary duties in connection with certain transactions. The complaints seek injunctive relief and damages. In both actions, the Company filed motions to compel arbitration and stay the actions, or to enforce the Company’s Delaware forum selection bylaw and dismiss or stay the actions. On August 31, 2020, the court granted the motions to compel arbitration (as to one of the plaintiffs in
Carter
and the plaintiff in
Won
) and the motion to enforce the forum selection bylaw (as to the second plaintiff in
Carter
). On October 30, 2020, the first
Carter
plaintiff and the
Won
plaintiff filed

petitions for writs of mandate seeking to overturn the court’s orders compelling arbitration. On December 3, 2020, the California Court of Appeal denied those petitions. Also on October 30, 2020, the other plaintiff in
Carter
appealed the court’s decision enforcing the forum selection bylaw. That appeal remains pending.
The We Company v. Softbank Group Corp. et al. (Delaware Court of Chancery, C.A. No.
2020-0258-AGB,
filed April
 7, 2020)
On April 7, 2020, the Special Committee, acting in the name of the Company, filed a complaint in the Court of Chancery of the State of Delaware against SBG and SoftBank Vision Fund asserting claims in relation to SBG’s withdrawal of the 2020 Tender Offer. Separately, on May 4, 2020, Adam Neumann and We Holdings LLC filed a complaint captioned Neumann, et al. v. Softbank Group Corp., et al., C.A. No.
2020-0329-AGB,
also asserting claims in relation to SoftBank’s withdrawal of the 2020 Tender Offer. On February 25, 2021, the parties entered into a settlement agreement, the terms of which, when completed, would resolve the litigation. See Note 27 for details regarding the February 25, 2021 settlement agreement. On April 15, 2021, the parties filed a stipulation of dismissal dismissing with prejudice the claims brought by the Company, and dismissing the action in its entirety.
Catalyst Investors III, L.P. v. The We Company et. al (Supreme Court of the State of New York, County of New York, Index No.
 654377/2020, filed September
 21, 2020)
Three former investors in Conductor, Inc. filed a complaint against the Company, its former Chief Executive Officer Adam Neumann, and its former Chief Financial Officer Arthur Minson, alleging that the defendants made or participated in making misrepresentations that induced the plaintiffs to agree to the Company’s acquisition of Conductor, Inc. in March 2018. The plaintiffs assert causes of action for common law fraud/fraudulent inducement, unjust enrichment, and negligent misrepresentation under New York law. The plaintiffs seek unspecified compensatory and punitive damages, as well as other relief. On December 4, 2020, the Company filed a motion to dismiss the complaint.
Vernet v. The We Company et. al. (N.D. Cal., No.
3:20-cv-003686,
filed June
 30, 2020)
On September 4, 2020, two Company stockholders filed a consolidated amended complaint on behalf of a putative class of purchasers of WeWork securities between June 3, 2016 and September 30, 2019. The complaint named as defendants the Company, its former Chief Executive Officer, Adam Neumann, SBG and certain other directors and officers of the Company. Plaintiffs alleged that defendants made or participated in the making of purported misrepresentations to induce the purchase of Company securities in violation of the California Corporations Code. Plaintiffs sought unspecified compensatory damages, rescission, and other relief. On November 3, 2020, the Company filed a motion to dismiss the consolidated amended complaint for failure to state a claim. Thereafter, plaintiffs accepted the 2021 Tender Offer, and, in doing so, agreed to release of their claims against WeWork, Adam Neumann, SBG, and certain other directors and officers of the Company. On May 6, 2021, plaintiffs filed a stipulation of dismissal of the complaint without prejudice, and the court entered an order dismissing the complaint.
Regulatory Matters
Since October 2019, the Company has been responding to subpoenas and document requests issued by certain federal and state authorities investigating the Company’s disclosures to investors and employees regarding the Company’s valuation and financial condition, and certain related party transactions. On November 26, 2019, the U.S. Securities and Exchange Commission issued a subpoena seeking documents and information concerning these topics, and has interviewed witnesses, in connection with a non-public
investigation styled In the Matter of The We Company
(HO-13870).
On January 29, 2020, the United States Attorney’s Office for the Southern
District of New York issued a voluntary document request concerning these topics and has interviewed witnesses. On October 11, 2019, the New York State Attorney General’s Office issued a document request concerning these topics and has examined witnesses. On February 12, 2020, the California Attorney General’s Office issued a subpoena concerning these topics. The Company is cooperating with all of these investigations.
Asset Retirement Obligations —
As of December 31, 2020 and 2019, the Company had asset retirement obligations of $206.0 million and $132.0 million, respectively. The current portion of asset retirement obligations are included within other current liabilities and the non-current
portion are included within other liabilities on the accompanying consolidated balance sheets. Asset retirement obligations include the following activity during the years ended December 31, 2020 and 2019.

	Year Ended December 31,
(Amounts in thousands)	2020	2019
Balance at beginning of period	$131,989	$90,470
Liabilities incurred in the current period	8,842	35,968
Liabilities settled in the current period	(5,475)	(762)
Accretion of liability	9,888	5,639
Revisions in estimated cash flows	64,630	—
ChinaCo Deconsolidation (Note 6)	(8,883)	—
Effect of foreign currency exchange rate changes	4,974	674

Balance at end of period	205,965	131,989
Less: Current portion of asset retirement obligations	(113)	(201)

Total non-current portion of asset retirement obligations	$205,852	$131,788

BOWX ACQUISITION CORP [Member]
Commitments and Contingencies
Note 6 — Commitments and Contingencies
Registration Rights
The initial stockholders and holders of the Private Placement Warrants are entitled to registration rights pursuant to a registration rights agreement. The initial stockholders and holders of the Private Placement Warrants will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
Pursuant to the Underwriting Agreement, as described in Note 3, $0.35 per unit, or $16.9 million in the aggregate, including the over-allotment fees, will be payable to the underwriter for deferred underwriting commissions. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19 pandemic
on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Note 5—Commitments and Contingencies
Registration Rights
The initial stockholders and holders of the Private Placement Warrants are entitled to registration rights pursuant to a registration rights agreement. The initial stockholders and holders of the Private Placement Warrants will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
Pursuant to the Underwriting Agreement, as described in Note 3, $0.35 per unit, or $16.9 million in the aggregate, including the over-allotment fees, was payable to the underwriter for deferred underwriting commissions. The deferred fee was paid to the underwriter at the close of the Business Combination from the amounts held in the Trust Account in accordance with the terms of the underwriting agreement.
Contingent Fees
The Company has entered into certain consulting arrangements for due diligence, a transaction advisory agreement, and a placement agent arrangement in connection with its search for a prospective initial Business Combination. A portion of the fees in connection with the services rendered as of September 30, 2021 have been deferred and were contingent upon the closing of a Business Combination and therefore not included as liabilities on the accompanying condensed balance sheet. As of September 30, 2021, these fees were approximately $28.9 million.